SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2018
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Leases
Leases

The Company charters-in certain vessels under leasing agreements. Leases of vessels, where the Company has substantially all the risks and rewards of ownership, are classified as capital leases. Each lease payment is allocated between liability and interest expense to achieve a constant rate on the capital balance outstanding. The interest element of the capital cost is charged as Interest expense over the lease period.

Recent account pronouncements
Accounting standards implemented in 2018

Effective January 1, 2018, the Company adopted ASC 606 Revenue from Contracts with Customers, which superseded nearly all existing revenue recognition guidance under U.S. GAAP, applying the modified retrospective method. The Company recognized the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of accumulated deficit. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods. The Company has applied the cumulative-effect model to all contracts that were not completed at the date of initial application.

For vessels operating on spot charters, voyage revenues are recognized ratably over the estimated length of each voyage, calculated on a load-to-discharge basis. Voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port if they qualify as fulfillment costs. Reference is also made to note 2 in the Annual Report on Form 20-F for 2017.

The implementation of this standard resulted in a reduction of accrued revenues of $5.3 million, a reduction of accrued voyage expenses of $0.6 million and recognition of capitalized spot charter contract fulfilment cost of $0.6 million, with the net effect of $4.1 million being recorded as an increase of Accumulated deficit per January 1, 2018. As of September 30, 2018 the closing balance of assets recognized from the costs to obtain or fulfil a contract was $0.7 million. Further, we are operating a fleet of suezmax tankers organized as one segment. Consequently, the Company does not disaggregate revenue recognized from contracts with customers. Our voyage contracts have a duration of one year or less and we applied the exemption related to disclosure of remaining performance obligations.

The effects of the adoption of ASC 606 Revenue from Contracts with Customers has resulted in the following changes to our condensed consolidated balance sheet, condensed consolidated statement of operations and condensed consolidated statement of cash flows for the nine-months period ended September 30, 2018:

Effect on the condensed consolidated balance sheet
In thousands of USD	As reported	Adjustments	Amounts before ASC606 adoption
ASSETS
Total Current assets	110,235	2,964	113,199
Voyages in Progress	15,808	3,731	19,539
Prepaid expenses	3,381	(767)	2,614
Total Non-Current assets	959,920	0	959,920
TOTAL ASSETS	1,070,155	2,964	1,073,119
EQUITY AND LIABILITIES
Total shareholders’ equity	614,020	2,456	616,476
Total Current liabilities	25,695	508	26,203
Accrued Voyage Expenses	6,996	508	7,504
Total Non-Current liabilities	430,440	0	430,440
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,070,155	2,964	1,073,119

Effect on the condensed consolidated statement of operations
In thousands of USD	As reported	Adjustments	Amounts before ASC606 adoption
Voyage Revenues	202,852	(1,561)	204,413
Voyage Expenses	(123,042)	(55)	(122,987)
Net Operating (Loss) Income	(44,017)	(1,616)	(42,401)
Net (Loss)/Income*	(84,840)	(1,616)	(83,224)
Total Comprehensive (Loss)/Income	(84,750)	(1,616)	(83,134)
* Basic (Loss)/Earnings per Share is impacted by $(0.01)

Effect on the condensed cash flow statement
In thousands of USD	As reported	Adjustments	Amounts before ASC606 adoption
Net (Loss) Income	(84,840)	(1,616)	(83,224)
Voyages in Progress	(5,792)	1,561	(4,231)
Prepaid Expenses and Other Current Assets	1,057	(109)	(948)
Accounts Payable and Accrued Liabilities	(4,238)	164	(4,074)
Net Cash (Used)/Provided by Operating Activities	(25,408)	-	(25,408)

No other new accounting policies have been adopted since December 31, 2017.

Recent account pronouncements:
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The update requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. The guidance will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and early adoption is permitted. Further, the FASB issued ASU 2018-11, Leases (Topic 842) in July 2018 related to optional transition method for implementing ASC 842. The Company has performed a preliminary assessment of the impact from implementation of this standard and do not expect any material changes to its capital leases of vessels. At this stage, the Company has identified certain office lease contracts that is expected to result in right-of-use assets and a lease liability.

In August 2018, the FASB issued ASU 2018-14, Defined Benefit Plans (ASC 715), which amends ASC 715 to add, remove, and clarify disclosure requirements related to defined benefit pension and other postretirement plans The standard will be effective for the first reporting period within annual periods beginning after December 15, 2020 and early adoption is permitted. Management does not expect the adoption of this accounting standard to have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (ASC 820), which changes the fair value measurement disclosure requirements. The new disclosure requirements are: (1) changes in unrealized gains or losses included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period; and (2) the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The standard will be effective for the first reporting period within annual periods beginning after December 15, 2019 and early adoption is permitted. Management does not expect the adoption of this accounting standard to have a material impact on the Company’s consolidated financial statements.